UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2013

                   Date of reporting period: June 30, 2013


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by
Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.
				                       Item 1. Proxy Voting Record 07/01/12-06/30/13


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
                                          MEETING                                   PROPOSED	  VOTE  FOR/AGAINST FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY	 	  CAST   ABSTAIN     MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------

First Connecticut		FBNK	319850103	07/11/12	1) Election of Directors	Management	07/09/12	For		For
Bancorp, Inc.							2) Approval of 2012 Stock	Management	07/09/12	For		For
									   Incentive Plan
									3) Advisory vote on		Management	07/09/12	For		For
									   executive compensation
									4) Advisory vote on frequency	Management	07/09/12	Against	Against
									   of vote on executive
									   compensation
									5) Ratify PwC as IA		Management	07/09/12	For		For

CA, Inc.			CA	12673P105	08/01/12	1) Election of Directors	Management	07/25/12	For		For
									2) Ratify KPMG as IA		Management	07/25/12	For		For
									3) Advisory vote on 		Management	07/25/12	For		For
									   executive compensation
									4) Approval of 2012		Management	07/25/12	For		For
									   Compensation Plan for
									   Non-Employee Directors

Pentair, Inc.		PNR	709631105	09/14/12	1) Approval of merger		Management	09/13/12	For		For
									2) Advisory vote on		Management 	09/13/12	For		For
									   executive compensation
									   in connection with
									   merger
									3) To adjourn or postpone	Management	09/13/12	For		For
									   meeting to solicit
									   add'l proxies

Cisco Systems, Inc.	CSCO	17275R102	11/15/12	1) Election of Directors	Management	10/18/12	For		For
									2) Approval of amended		Management	10/18/12	For		For
									   Executive Incentive Plan
									3) Advisory vote on		Management	10/18/12	For		For
									   executive compensation
									4) Ratify PwC as IA		Management	10/18/12	For		For
									5) Independent Chair		Shareholder	10/18/12	Against	For
									6) Conflict Minerals Report	Shareholder	10/18/12	Against	For

Hampden Bancorp, Inc.	HBNK	40867E107	11/06/12	1) Election of Directors	Management	11/01/12	For		For
									2) Ratify Wolf & Co. as IA	Management	11/01/12	For		For
									3) Extraordinary transaction	Shareholder	11/01/12	For		Against

GMX Resources, Inc.	GMXR	38011M108	11/29/12	1) Approval of reverse		Management	11/26/12	For		For
									   stock split

Emerson Electric Co.	EMR	291011104	02/05/13	1) Election of Directors	Management	02/04/13	For		For
									2) Advisory vote on 		Management	02/04/13	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	02/04/13	For		For
									4) Declassification of Board	Management	02/04/13	For		For
									5) Issuance of Sustainability	Shareholder	02/04/13	Against	For
									   Report

BCSB Bancorp, Inc.	BCSB	055367106	02/13/13	1) Election of Directors	Management	02/07/13	For		For
									2) Ratify Stegman & Co. as IA	Management	02/07/13	For		For
									3) Approval of executive	Management	02/07/13	For		For
									   compensation
									4) Approval of frequency of	Management	02/07/13	For		For
									   vote on approval of
									   executive compensation

Essa Bancorp, Inc.	ESSA	29667D104	03/08/13	1) Election of Directors	Management	02/25/13	For		For
									2) Ratify S.R. Snodgrass	Management	02/25/13	For		For
									   as IA
									3) Advisory vote on		Management	02/25/13	For		For
									   executive compensation

MYR Group, Inc.		MYRG	55405W104	05/02/13	1) Election of Directors	Management	05/01/13	For		For
									2) Advisory vote on		Management	05/01/13	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	05/01/13	For		For

Southern National		SONA	843395104	04/25/13	1) Election of Directors	Management	04/22/13	For		For
Bancorp of VA, Inc.						2) Ratify Dixon Hughes		Management	04/22/13	For		For
									   Goodman as IA
									3) Advisory vote on		Management	04/22/13	For		For
									   executive compensation

Lumos Networks Corp.	LMOS	550283105	05/01/13	1) Election of Directors	Management	04/01/13	For		For
									2) Advisory vote on 		Management	04/01/13	For		For
									   executive compensation
									3) Approval of material		Management	04/01/13	For		For
									   terms allowing certain
									   performance based awards
									   under 2011 Equity and
									   Cash Incentive Plan
									4) Ratify KPMG as IA		Management	04/01/13	For		For

Pentair, Inc.		PNR	H6169Q108	04/29/13	1) Election of Directors	Management	04/24/13	For		For
									2) Approval of 2012 Annual	Management
									   Report, Financial
									   Statements and
									   Consolidated Financial
									   Statements
									3) Discharge Board of		Management	04/24/13	For		For
									   Directors from liability
									4a)Elect Deloitte AG as 	Management	04/24/13	For		For
									   statutory auditor
									4b)Elect DT as IA			Management	04/24/13	For		For
									4c)Elect PwC as special		Management	04/24/13	For		For
									   auditor
									5a)Appropriation of results	Management	04/24/13	For		For
									5b)Conversion and			Management	04/24/13	For		For
									   appropriation of reserves
									   from capital contributions
									   to distribute as an
									   ordinary cash dividend
									6) Advisory vote on 		Management	04/24/13	For		For
									   executive compensation
									7) Approval of performance	Management	04/24/13	For		For
									   goals and related matters
									   under Stock and Incentive
									   Plan

Shore Bancshares, Inc.	SHBI	825107105	04/24/13	1) Election of Directors	Management	04/22/13	For		For
									2) Ratify appointment of 	Management	04/22/13	For		For
									   Stegman & Co. as IA
									3) Advisory vote on 		Management	04/22/13	For		For
									   executive compensation

Suncor Energy, Inc,	SU	867224107	04/30/13	1) Election of Directors	Management	04/24/13	For		For
									2) Re-appointment of PwC	Management	04/24/13	For		For
									   as IA
									3) To approve the increase	Management	04/24/13	For		For
									   in common shares of SU
									   reserved for issuance
									   pursuant to the Stock
									   Option Plan
									4) Executive compensation	Management	04/24/13	For		For

Assurant, Inc.		AIZ	04621X108	05/09/13	1) Election of Directors	Management	04/25/13	For		For
									2) Appointment of PwC as IA	Management	04/25/13	For		For
									3) Advisory vote on 		Management	04/25/13	For		For
									   executive compensation

Energen Corporation	EGN	29265N108	04/24/13	1) Election of Directors	Management	04/22/13	For		For
									2) Ratify IA			Management	04/22/13	For		For
									3) Advisory vote on		Management	04/22/13	For		For
									   executive compensation
									4) Approval of qualifcation	Management	04/22/13	For		For
									   of Annual Incentive
									   Compensation Plan
									5) Amend Certificate of		Management	04/22/13	For		For
									   Incorporation to provide
									   for one-year rather than
									   three-year staggered terms
									   for directors

OceanFirst Financial	OCFC	675234108	05/08/13	1) Election of Directors	Management	05/01/13	For		For
Corp.									2) Advisory vote on		Management	05/01/13	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	05/01/13	For		For

EOG Resources, Inc.	EOG	26875P101	05/02/13	1)Election of Directors		Management	05/01/13	For		For
									2) Ratify DT as IA		Management	05/01/13	For		For
									3) Approve amended and 		Management	05/01/13	For		For
									   restated Omnibus Equity
									   Compensation Plan
									4) Advisory vote on		Management	05/01/13	For		For
									   executive compensation

Republic Services, Inc.	RSG	760759100	05/09/13	1) Election of Directors	Management	05/01/13	For		For
									2) Advisory vote on		Management	05/01/13	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	05/01/13	For		For
									4) Approval of amended and	Management	05/01/13	For		For
									   restated Stock Incentive
									   Plan
									5) Payments upon death of	Shareholder	05/01/13	Against	For
									   senior executive
									6) Political contributions	Shareholder	05/01/13	Against	For
									   and expenditures

NTELOS Holdings Corp.	NTLS	67020Q305	05/02/13	1) Election of Directors	Management	04/24/13	For		For
									2) Advisory vote on		Management	04/24/13	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	04/24/13	For		For

First Connecticut		FBNK	319850103	05/15/13	1) Election of Directors	Management	05/08/13	For		For
Bancorp, Inc.							2) Advisory vote on		Management	05/08/13	For		For
									   executive compensation
									3) Ratify PwC as IA		Management	05/08/13	For		For

Middleburg			MBRG	596094102	05/01/13	1) Election of Directors	Management	04/29/13	For		For
Financial Corp.							2) Approval of amendment to	Management	04/29/13	For		For
									   Equity Compensation Plan
									3) Ratify Yount, Hyde		Management	04/29/13	For		For
									   and Barbour as IA

Phillips 66			PSX	718546104	05/08/13	1) Election of Directors	Management	05/01/13	For		For
									2) Ratify E&Y as IA		Management	05/01/13	For		For
									3) Adoption of 2013 Omnibus	Management	05/01/13	For		For
									   Stock and Performance
									   Incentive Plan
									4) Advisory vote on 		Management	05/01/13	For		For
									   executive compensation
									5) Advisory vote on frequency	Management	05/01/13	For		For
									   of vote on executive comp.

ConocoPhillips		COP	20825C104	05/14/13	1) Election of Directors	Management	05/09/13	For		For
									2) Ratify E&Y as IA		Management	05/09/13	For		For
									3) Advisory vote on		Management	05/09/13	For		For
									   executive compensation
									4) Report on Grassroots		Shareholder	05/09/13	Against	For
									   Lobbying Expenditures
									5) Greenhouse Gas Reduction	Shareholder	05/09/13	Against	For
									   Targets
									6) Gender Identity		Shareholder	05/09/13	Against	For
									   Non-Discrimination

PPL Corporation		PPL	69351T106	05/15/13	1) Election of Directors	Management	05/09/13	For		For
									2) Approval of amendment	Management	05/09/13	For		For
									   to Articles of
									   Incorporation to
									   implement majority vote
									   standard in uncontested
									   elections of directors
									3) Ratify IA			Management	05/09/13	For		For
									4) Advisory vote on		Management	05/09/13	For		For
									   executive compensation
									5) Request for Political	Shareholder	05/09/13	Against	For
									   Spending Report

j2 Global, Inc.		JCOM	48123V102	05/07/13	1) Election of Directors	Management	04/25/13	For		For
									2) Ratify Singerlewak LLP 	Management	04/25/13	For		For
									   as IA
									3) Advisory vote on		Management	04/25/13	For		For
									   executive compensation
									4) Other Business			Management	04/25/13	For		For

ON Semiconductor		ONNN	682189105	05/15/13	1) Election of Directors	Management	05/01/13	For		For
Corporation								2) Advisory vote on		Management	05/01/13	For		For
									   executive compensation
									3) Ratify PwC as IA		Management	05/01/13	For		For
									4) Approve amendment to		Management	05/01/13	For		For
									   Employee Stock Purchase
									   Plan to increase the
									   number of shares issuable
									   thereunder

Rosetta Resources, Inc.	ROSE	777779307	05/16/13	1) Election of Directors	Management	05/15/13	For		For
									2) Advisory vote on		Management	05/15/13	For		For
									   executive compensation
									3) Approval of Long-Term	Management	05/15/13	For		For
									   Incentive Plan
									4) Ratify PwC as IA		Management	05/15/13	For		For

Bioscrip, Inc.		BIOS	09069N108	05/07/13	1) Election of Directors	Management	04/25/13	For		For
									2) Advisory vote on		Management	04/25/13	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	04/25/13	For		For
									4) Approval of Employee		Management	04/25/13	For		For
									   Stock Purchase Plan
									5) Approval of amendment	Management	04/25/13	For		For
									   to 2008 Equity Incentive
									   Plan

PartnerRe LTD		PRE	G6852T105	05/17/13	1) Election of Directors	Management	05/15/13	For		For
									2) Re-appoint DT as IA		Management	05/15/13	For		For
									3) Advisory vote on		Management	05/15/13	For		For
									   executive compensation

MasTec, Inc.		MTZ	576323109	05/23/13	1) Election of Directors	Management	05/22/13	For		For
									2) Ratify BDO as IA		Management	05/22/13	For		For
									3) Approval of Bargaining	Management	05/22/13	For		For
									   Units ESPP
									4) Approval of 2013 Incentive	Management	05/22/13	For		For
									   Compensation Plan

American National		AMNB	027745108	05/21/13	1) Election of Directors	Management	05/16/13	For		For
Bankshares, Inc.							2) Ratify Yount, Hyde &		Management	05/16/13	For		For
									   Barbour as IA
									3) Advisory vote on		Management	05/16/13	For		For
									   executive compensation

Chicopee Bancorp, Inc.	CBNK	168565109	05/29/13	1) Election of Directors	Management	05/22/13	For		For
									2) Ratify Berry, Dunn,		Management	05/22/13	For		For
									   McNeil & Parker as IA
									3) Advisory vote on		Management	05/22/13	For		For
									   executive compensation

Rush Enterprises, Inc.	RUSH	781846308	05/21/13	1) Election of Directors	Management	05/15/13	For		For
									2) Ratify E&Y as IA		Management	05/15/13	For		For

Denbury Resources, Inc.	DNR	247916208	05/22/13	1) Election of Directors	Management	05/15/13	For		For
									2) Advisory vote on		Management	05/15/13	For		For
									   executive compensation
									3) Amendment and restatement	Management	05/15/13	For		For
									   of Employee Stock Purchase
									   Plan to increase number of
									   reserved shares and extend
									   term of plan
									4) Amendment and restatement	Management	05/15/13	For		For
									   of 2004 Omnibus Stock and
									   Incentive Plan to increase
									   the number of reserved
									   shares, extend the term
									   of the plan, amend the
									   performance measures
									   relevant to IRS code
									   section 162(m)and other
									   administrative changes
									5) Ratify PwC as IA		Management	05/15/13	For		For

FTI Consulting, Inc.	FCN	302941109	06/05/13	1) Election of Directors	Management	06/03/13	For		For
									2) Ratify PwC as IA		Management	06/03/13	For		For
									3) Advisory vote on		Management	06/03/13	For		For
									   executive compensation

Heritage Financial	HBOS	42726X102	05/22/13	1) Election of Directors	Management	05/15/13	For		For
Group, Inc.								2) Advisory vote on 		Management	05/15/13	For		For
									   executive compensation
									3) Ratify Mauldin & Jenkins	Management	05/15/13	For		For
									   as IA

GSI Group, Inc.		GSIG	36191C205	05/15/13	1) Election of Directors	Management	05/06/13	For		For
									2) Advisory vote on		Management	05/06/13	For		For
									   executive compensation
									3) Advisory vote on frequency	Management	05/06/13	For		For
									   of vote on executive
									   compensation
									4) Appoint PwC as IA		Management	05/06/13	For		For

Emcor Group, Inc.		EME	29084Q100	06/13/13	1) Election of Directors	Management	06/12/13	For		For
									2) Advisory vote on		Management	06/12/13	For		For
									   executive compensation
									3) Re-approve adoption of	Management	06/12/13	For		For
									   Key Executive Incentive
									   Bonus Plan
									4) Ratify E&Y as IA		Management

Newpark Resources, Inc.	NR	651718504	06/06/13	1) Election of Directors	Management	05/23/13	For		For
									2) Advisory vote on		Managmenet	05/23/13	For		For
									   executive compensation
									3) Approval of amended and 	Management	05/23/13	For		For
									   restated 2006 Equity
									   Incentive Plan
									4) Approval of amended		Management	05/23/13	For		For
									   2008 Employee Stock
									   Purchase Plan
									5) Ratify DT as IA		Management	05/23/13	For		For

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